Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information
Entity Registrant Name	Gol Intelligent Airlines Inc.
Entity Central Index Key	0001291733
Document Type	20-F
Trading Symbol	GOL
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	2,863,682,710
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018